Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($)
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4	4
Revenue	$ 1,013,260	$ 1,011,452	$ 1,043,822
Adjusted EBITDA	$ 781,655	$ 811,204	850,607
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	3
Revenue	$ 753,089	$ 761,090	793,557
Adjusted EBITDA	$ 575,660	$ 603,666	664,428
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 111,030	$ 122,281	130,799
Adjusted EBITDA	97,864	107,457	93,858
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	106,042	103,453	95,998
Adjusted EBITDA	84,584	85,657	78,461
Water [Member]
Financial information by segment [Abstract]
Revenue	43,099	24,629	23,468
Adjusted EBITDA	23,548	14,424	13,860
North America [Member]
Financial information by segment [Abstract]
Revenue	330,921	332,965	357,177
Adjusted EBITDA	272,909	305,085	308,748
South America [Member]
Financial information by segment [Abstract]
Revenue	151,460	142,207	123,214
Adjusted EBITDA	120,023	115,346	100,234
EMEA [Member]
Financial information by segment [Abstract]
Revenue	530,879	536,280	563,431
Adjusted EBITDA	$ 388,723	$ 390,774	$ 441,625